Financial Instruments - Summary of Offsetting Other Financial Assets and Trade Payable and Other Liabilities (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of offsetting of financial assets liabilities [abstract]
Gross amounts of recognized other financial assets	₨ 146,709	₨ 157,304
Gross amounts of recognized financial liabilities set off in the statement of financial position	(7,596)	(7,077)
Net amounts of recognized other financial assets presented in the statement of financial position	139,113	150,227
Gross amounts of recognized trade payables and other payables	90,227	86,256
Financial liabilities Gross amounts of recognized financial liabilities set off in the statement of financial position	(7,596)	(7,077)
Net amounts of recognized trade payables and other payables presented in the statement of financial position	₨ 82,631	₨ 79,179